Shareholders' Equity	12 Months Ended
Dec. 31, 2019
Disclosure of Shareholder's Equity [Abstract]
Shareholders' Equity
13.	SHAREHOLDERS’ EQUITY

i.	Authorized share capital
Unlimited common shares, without par value.

ii.	Share capital
The number of common shares issued and fully paid as at December 31, 2019 is 210,392,473.
No dividends were declared and paid in the year ended December 31, 2019. In the year ended December 31, 2018, the Company declared and paid a dividend of $0.04 per common share totalling $8,400.

iii.	Stock options, RSUs, DSUs and share-based payments reserve
On June 13, 2019, the Company, through its Board of Directors and shareholders, adopted a long-term equity incentive plan (the “Plan”) which, among other things, allows for the maximum number of shares that may be reserved for issuance under the Plan to be 10% of the Company’s issued and outstanding shares at the time of the grant. The Board of Directors has the authority and discretion to grant stock option, RSU and DSU awards within the limits identified in the Plan, which includes provisions limiting the issuance of options to qualified persons and employees of the Company to maximums identified in the Plan.
As at December 31, 2019, the aggregate maximum number of shares pursuant to options granted under the Plan will not exceed 21,039,247 shares, and there were 16,455,912 shares available to be issued under the Plan. All stock options are settled by the issuance of common shares.
The following table summarizes information about the stock options outstanding and exercisable:

	Year ended December 31, 2019		Year ended December 31, 2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Balance at beginning of the year	3,130,000	$4.17	3,640,000	$4.40

Granted during the year	1,090,000	1.30	240,000	3.30

Expired/forfeited during the year	(701,665)	4.24	(750,000)	5.00

Balance at end of the year	3,518,335	$3.26	3,130,000	$4.17

Options exercisable at the end of the year	1,972,223	$4.32	2,183,334	$4.45

The fair value of the stock options granted have been estimated on the date of grant using the Black-Scholes option pricing model. The assumptions are presented below for options granted during the December 31, 2018 and 2019 periods. Expected volatility is calculated by reference to the weekly closing share price for a period that reflects the expected life of the options. The 1,090,000 stock options issued on December 27, 2019 vest 1/3 on December 27, 2020, 1/3 on December 27, 2021 and 1/3 on December 27, 2022. The 200,000 stock options issued on June 30, 2018 vest 1/3 on July 1, 2019, 1/3 on July 1, 2020 and 1/3 on July 1, 2021. The 40,000 stock options issued on June 30, 2018 vest 1/2 on July 1, 2019 and 1/2 on July 1, 2020.

	December 31, 2019	December 31, 2018
Exercise price	$ 1.30	$3.30

Expected volatility	43.33%	30.78%

Expected option life	5 years	5 years

Contractual option life	5 years	5 years

Expected forfeiture	none	none

Expected option cancellation	none	none

Expected dividend yield	0%	0%

Risk-free interest rate	1.64%	2.06%
The following tables reflect the number of stock options outstanding, the weighted average of options outstanding, and the exercise price of stock options outstanding at December 31, 2019. The Black-Scholes values are measured at the grant date.

At December 31, 2019
Expiry Date	Black-Scholes Value	Number of Options	Number of Exercisable Options	Exercise Price

April 13, 2020	925	585,000	585,000	4.66

October 14, 2020	133	100,000	100,000	4.21

December 10, 2020	332	295,000	295,000	3.57

June 30, 2021	120	100,000	100,000	6.35

November 3, 2021	214	100,000	100,000	6.96

February 5, 2022	171	100,000	100,000	5.86

December 21, 2022	967	908,335	605,556	3.48

June 30, 2023	203	200,000	66,667	3.30

June 30, 2023	41	40,000	20,000	3.30

December 27, 2024	436	1,090,000	-	1.30

	$3,542	3,518,335	1,972,223	$3.26
The weighted average remaining contractual life of the options outstanding at December 31, 2019 is 2.86 years (2018 - 2.63 years).
The restricted and deferred share unit plans are full value phantom shares that mirror the value of the Company’s publicly traded common shares. Grants under the RSU and DSU plan are made on a discretionary basis to qualified persons and employees of the Company subject to the Board of Directors’ approval. Under the RSU and DSU plan, RSUs vest according to the terms set out in the award agreement which are determined on an individual basis at the discretion of the Board of Directors. Vesting under the RSU and DSU plan is subject to special rules for death, disability and change in control. The awards can be settled through issuance of common shares or paid in cash, at the discretion of the Board of Directors. These awards are accounted for as equity settled RSUs.
The fair value of each RSU issued is determined at the closing share price on the grant date.
The following table shows the RSU awards which have been granted and settled during the year:

	December 31, 2019		December 31, 2018
RSU	Number of units	Weighted average value	Number of units	Weighted average value

Balance at beginning of year	368,997	$5.01	488,665	$4.88

Awards and payouts during the period (net):

RSUs awarded	990,000	1.13	-	-

RSUs settled and common shares issued	(289,997)	5.35	(111,668)	4.33

RSUs forfeited	(4,000)	6.49	(8,000)	6.49

Balance at end of the year*	1,065,000	$1.31	368,997	$5.01
*As at December 31, 2019, 16,667 RSUs (2018, 106,668 RSUs) at a weighted average value of $3.90 have vested and have not yet been settled.
No DSU awards have been granted to date, therefore as at December 31, 2019 there are no DSUs outstanding.
The share-based payments recognized as an expense for the years ended December 31, 2019 and 2018 are as follows:

	Year ended	Year ended

	December 31, 2019	December 31, 2018
Expense recognized in the period for share-based payments	$789	$1,685
The share-based payment expense for the years ended December 31, 2019 and 2018 is included in selling, general and administrative expenses.

iv.	Loss per share
The following table sets forth the computation of basic and diluted loss per share:

	Year ended December 31, 2019	Year ended December 31, 2018
Numerator

Net loss for the year	$(128,758)	$(18,934)

Denominator

For basic - weighted average number of shares outstanding	210,134,192	195,968,588

Effect of dilutive securities	-	-

For diluted - adjusted weighted average number of shares outstanding	210,134,192	195,968,588

Loss Per Share
Basic	$(0.61)	$(0.10)
Diluted	$(0.61)	$(0.10)
For the years ended December 31, 2019, 3,518,335 stock options and 1,065,000 RSUs were not included in the calculation of diluted loss per share since to include them would be anti-dilutive (2018 - 3,130,000 stock options and 368,997 RSUs).